COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Purchase commitments relating to capital expenditures	$ 294,800
Total	728,973
Committed subscription proceeds for San Nicolas project	290,000
2026
COMMITMENTS AND CONTINGENCIES
Total	596,272
2027
COMMITMENTS AND CONTINGENCIES
Total	24,030
2028
COMMITMENTS AND CONTINGENCIES
Total	21,533
2029
COMMITMENTS AND CONTINGENCIES
Total	19,302
2030
COMMITMENTS AND CONTINGENCIES
Total	22,232
Thereafter
COMMITMENTS AND CONTINGENCIES
Total	$ 45,604
Kittila | Finland
COMMITMENTS AND CONTINGENCIES
Period of royalty payments commencement	12 months
Royalties Percentage	2.00%
Terrex property at LaRonde | Quebec, Canada | Net profit interest
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	5.00%
LaRonde Zone 5 mine | Quebec, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%
Meliadine | Nunavut, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.20%
Amaruq mine | Nunavut, Canada
COMMITMENTS AND CONTINGENCIES
Number of royalty agreements	2
Amaruq mine | Nunavut, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.40%
Amaruq mine | Nunavut, Canada | Net profit interest
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	12.00%
Detour Lake | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	0.30%
Fosterville | Victoria, Australia | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.75%
Number of royalty agreements	2
Contingent liability for guarantees
COMMITMENTS AND CONTINGENCIES
Guarantees	$ 1,338,500
Minimum | Quebec, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.50%
Minimum | Pinos Altos | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.50%
Minimum | Macassa mine | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	0.50%
Minimum | Detour Lake | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	0.27%
Minimum | Fosterville | Victoria, Australia | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.50%
Maximum | Quebec, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	5.00%
Maximum | Pinos Altos | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	3.50%
Maximum | Macassa mine | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.50%
Maximum | Detour Lake | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%
Maximum | Fosterville | Victoria, Australia | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%